Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable		$ 234,500	$ 2,284,500
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 251,700	657,789	312,697
Right-of-use-asset
Notes receivable
Total assets	251,700	657,789	548,447
Notes payable
Lease liability
Total liabilities
Total assets and liabilities		657,789	548,447
Cash, restricted			235,750
Convertible notes payable, related parties
Convertible notes payable
Revolving line of credit
Fair Value, Inputs, Level 1 [Member] | Nonrelated Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Right-of-use-asset
Notes receivable	374,728	384,628	384,628
Total assets	374,728	384,628	384,628
Notes payable		235,000	2,284,000
Lease liability
Total liabilities	385,305	235,000	2,376,041
Total assets and liabilities		149,628	(1,991,413)
Cash, restricted
Convertible notes payable, related parties
Convertible notes payable
Revolving line of credit			91,541
Fair Value, Inputs, Level 2 [Member] | Nonrelated Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	34,500
Fair Value, Inputs, Level 2 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	350,805
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Right-of-use-asset	138,774	147,228
Notes receivable
Total assets	138,774	147,228
Notes payable
Lease liability	124,519	131,930
Total liabilities	124,519	131,930	5,059,191
Total assets and liabilities		$ 15,298	(5,059,191)
Cash, restricted
Convertible notes payable, related parties			140,000
Convertible notes payable			4,919,191
Revolving line of credit
Fair Value, Inputs, Level 3 [Member] | Nonrelated Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable